Concentration of Credit Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

NOTE 11 – CONCENTRATION OF CREDIT RISK

The Company maintains its operating cash in two commercial banks. Balances on deposit are insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits. Total cash held by one bank was $2,900,393 and the second bank held a cash balance of $2,184 at December 31, 2017.